John Hancock
Municipal Opportunities Fund
(formerly known as John Hancock Tax-Free Bond Fund)
Quarterly portfolio holdings 2/28/2022

Fund’s investments
As of 2-28-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 103.6%				$506,570,027
(Cost $487,738,134)
Alabama 0.7%				3,368,779
Southeast Energy Authority A Cooperative District Commodity Supply Revenue Alabama Project No. 1, Series A	4.000	11-01-51	1,000,000	1,099,938
Southeast Energy Authority A Cooperative District Project No. 2, Series B-1	4.000	12-01-51	2,000,000	2,268,841
Alaska 0.9%				4,261,234
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,430,319
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,301,601
Northern Tobacco Securitization Corp. Tobacco Settlement Revenue, Series B-1, Class 2	4.000	06-01-50	500,000	529,314
Arizona 1.7%				8,507,818
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,150,191
Arizona Industrial Development Authority Jerome Facilities Project, Series B	4.000	07-01-51	500,000	515,801
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,219,647
Glendale Industrial Development Authority Senior Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	3,181,095
Maricopa County Industrial Development Authority Education Revenue Taxable Convertible Legacy (B)	4.000	07-01-26	1,000,000	994,270
Maricopa County Industrial Development Authority Hospital Revenue Honorhealth, Series A	4.000	09-01-37	515,000	585,007
Maricopa County Industrial Development Authority Hospital Revenue Honorhealth, Series A	5.000	09-01-36	700,000	861,807
California 7.8%				38,014,524
ABAG Finance Authority for Nonprofit Corporations Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,102,009
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,035,161
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,762,979
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	2,094,736
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,077,080
California State Public Works Board Lease Revenue, Series A (C)	5.000	08-01-26	1,500,000	1,716,337
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,085,332
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	1,997,871
County of Sacramento Airport System Revenue	4.000	07-01-39	1,900,000	2,131,434
County of San Bernardino Medical Center Financing Project	5.500	08-01-22	1,285,000	1,310,754
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	3,000,000	3,032,996
Mount Diablo Unified School District Series B, GO (C)	4.000	08-01-36	1,625,000	1,867,121
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,475,541
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,565,527
2	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Newark Unified School District Series B, GO (A)(C)	4.000	08-01-38	500,000	$568,464
Newark Unified School District Series B, GO (A)(C)	4.000	08-01-40	665,000	750,846
Newark Unified School District Series B, GO (A)(C)	4.000	08-01-42	975,000	1,095,897
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	2,000,000	2,067,006
San Diego Unified School District Series I, GO (D)	3.772	07-01-39	1,250,000	651,744
San Francisco City & County Public Utilities Commission Power Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,653,621
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	4,972,068
Colorado 4.4%				21,516,395
City & County of Denver Series A	4.000	08-01-46	3,000,000	3,199,431
Colorado Health Facilities Authority Revenue Refunding and Improvement Frasier Meadows, Series A	5.250	05-15-37	500,000	559,419
Colorado Health Facilities Authority Revenue Refunding and Improvement Frasier Meadows, Series A	5.250	05-15-47	1,125,000	1,247,186
Denver Convention Center Hotel Authority Senior	5.000	12-01-40	2,500,000	2,768,363
Heritage Ridge Metropolitan District Series A, GO (A)	4.000	12-01-29	210,000	231,966
Heritage Ridge Metropolitan District Series A, GO (A)	4.000	12-01-31	240,000	263,580
Heritage Ridge Metropolitan District Series A, GO (A)	4.000	12-01-34	125,000	137,002
Heritage Ridge Metropolitan District Series A, GO (A)	4.000	12-01-42	350,000	381,032
Heritage Ridge Metropolitan District Series A, GO (A)	4.000	12-01-51	850,000	918,493
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	4,265,000	4,656,341
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,190,390
Rendezvous Residential Metropolitan District, GO (A)	2.000	12-01-29	325,000	308,757
Rendezvous Residential Metropolitan District, GO (A)	2.125	12-01-30	500,000	475,163
Rendezvous Residential Metropolitan District, GO (A)	2.250	12-01-32	450,000	423,767
South Suburban Park & Recreation District Colorado Certificates Participation	4.000	12-15-41	500,000	566,492
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (D)	7.299	12-01-37	3,666,667	1,189,013
Connecticut 1.3%				6,265,237
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M (C)	4.000	07-01-41	2,000,000	2,174,724
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,701,091
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,194,940
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,194,482
Delaware 0.7%				3,468,108
Delaware River & Bay Authority Delaware Revenue Refunding (C)	5.000	01-01-34	450,000	548,893
Delaware River & Bay Authority Delaware Revenue Refunding (C)	5.000	01-01-35	200,000	243,481
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
Delaware (continued)
Delaware State Economic Development Authority Acts Retirement Communities, Obligated Group, Series B	5.000	11-15-48	1,250,000	$1,389,284
Delaware Transportation Authority Transportation System	3.000	07-01-35	1,225,000	1,286,450
District of Columbia 1.2%				5,697,041
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,900,439
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	1,550,000	1,666,119
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,130,483
Florida 6.1%				29,898,343
Alachua County Health Facilities Authority Oak Hammock at the University of Florida, Inc., Project (C)	4.000	10-01-40	1,250,000	1,290,924
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,167,549
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,098,284
City of Jacksonville Special Revenue Refunding, Series A (C)	5.000	10-01-32	150,000	187,920
County of Lee Airport Revenue Series A, AMT	5.000	10-01-31	3,000,000	3,680,573
County of Miami-Dade Seaport Department Subordinated Series B-1, AMT	4.000	10-01-46	1,000,000	1,101,881
Hillsborough County Aviation Authority PFC Subordinated Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,298,752
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-46	1,500,000	1,616,096
Miami Beach Redevelopment Agency City Center, Series A (A)	5.000	02-01-44	2,500,000	2,652,746
Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,500,000	1,711,565
Orange County Health Facilities Authority Presbyterian Retirement Communities (C)	4.000	08-01-36	1,500,000	1,555,129
Orange County Health Facilities Authority Presbyterian Retirement Communities (C)	4.000	08-01-42	2,000,000	2,035,334
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	4,500,000	4,878,749
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	1,715,000	1,949,738
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences of Boca Raton (C)	4.000	06-01-26	300,000	309,684
Polk County Industrial Development Authority Mineral Development LLC, AMT (B)	5.875	01-01-33	750,000	879,791
Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	450,000	483,628
Georgia 3.3%				16,351,083
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	500,000	486,389
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (B)	4.000	01-01-38	1,000,000	1,079,759
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,000,000	3,158,377
Main Street Natural Gas, Inc. Series A	5.000	05-15-38	1,435,000	1,871,604
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	1,148,073
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,215,857
4	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-29	3,000,000	$3,529,502
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-39	2,445,000	2,861,522
Guam 0.2%				1,075,449
Guam International Airport Authority General, Series C, AMT (A)	6.125	10-01-43	180,000	192,596
Guam International Airport Authority General, Series C, AMT, Prerefunded (A)	6.125	10-01-43	820,000	882,853
Hawaii 0.7%				3,599,935
State of Hawaii Airports System Revenue Series A, AMT	5.000	07-01-47	2,500,000	3,015,741
State of Hawaii Harbor System Revenue Series A, AMT	5.000	07-01-27	500,000	584,194
Illinois 10.7%				52,105,931
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,566,084
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,031,282
Chicago Board of Education Series A, GO	4.000	12-01-47	2,500,000	2,604,473
Chicago Board of Education Series A, GO	5.000	12-01-33	1,000,000	1,156,816
Chicago O’Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,069,814
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,708,626
Chicago O’Hare International Airport Series D	5.250	01-01-42	3,670,000	4,225,683
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,143,376
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,261,507
City of Chicago Waterworks Revenue	3.150	11-01-24	500,000	522,012
Illinois Finance Authority 2020-Advocate Health Care Network	4.000	06-01-47	1,065,000	1,073,686
Illinois Finance Authority 2020-Advocate Health Care Network, Prerefunded	4.000	06-01-47	40,000	40,326
Illinois Finance Authority Advocate Health Care Network, Prerefunded	4.000	06-01-47	1,895,000	1,910,456
Illinois State Toll Highway Authority Highway Revenue Tolls, Series A	5.000	01-01-45	2,000,000	2,410,862
Illinois State Toll Highway Authority Series A	4.000	01-01-39	2,000,000	2,242,568
Metropolitan Pier & Exposition Authority Illinois Revenue Refunding Mccormick Place Expansion A (C)	4.000	12-15-42	1,000,000	1,062,195
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	835,230
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	1,046,661
Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	1,198,060
Sales Tax Securitization Corp. Series A	5.000	01-01-48	4,000,000	4,576,198
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	2,043,022
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,261,456
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	5

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
State of Illinois Series B, GO	4.000	11-01-35	2,000,000	$2,149,407
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,084,440
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,053,703
State of Illinois, GO	5.500	07-01-38	1,000,000	1,051,747
Winnebago & Boone Counties School District, GO (A)(C)	4.000	02-01-33	3,500,000	3,776,241
Indiana 0.2%				1,030,677
Indiana Finance Authority Green Bond Polyflow Industry Project, AMT (B)	7.000	03-01-39	1,250,000	1,030,677
Kentucky 1.4%				6,760,001
County of Trimble Louisville Gas and Electric Company, AMT	1.300	09-01-44	2,500,000	2,447,002
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	538,384
Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	668,871
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	641,863
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A (C)	5.000	07-01-32	2,000,000	2,463,881
Louisiana 1.8%				8,755,388
City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,118,023
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	738,457
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,843,158
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,184,651
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	555,522
St. Charles Parish Valero Energy Corp.	4.000	12-01-40	1,200,000	1,208,793
St. James Parish Nustar Logistics LP Project (B)	5.850	08-01-41	1,000,000	1,106,784
Maryland 1.2%				5,632,870
County of Howard Series A, GO	4.000	08-15-39	1,000,000	1,153,212
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	1,110,948
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	1,096,468
University System of Maryland Auxiliary Facility & Tuition Revenue, Series A	4.000	04-01-47	2,000,000	2,272,242
Massachusetts 5.4%				26,478,651
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated	5.000	06-01-47	3,180,000	3,672,070
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,174,436
Massachusetts Development Finance Agency Dana-Farber Cancer Institute, Series N	5.000	12-01-46	3,000,000	3,399,448
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,750,984
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (B)	5.000	10-01-47	2,060,000	2,201,450
6	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	870,000	$1,014,652
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,701,682
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	2,029,698
Massachusetts Educational Financing Authority Education Issue K Senior, Series A, AMT	3.625	07-01-32	80,000	80,477
Massachusetts Educational Financing Authority Education Issue L Senior, Series B, AMT	5.000	07-01-24	350,000	374,899
Massachusetts Educational Financing Authority Education Loan Revenue, Issue I, AMT	5.000	01-01-25	2,000,000	2,159,943
Massachusetts Housing Finance Agency Series 162	3.450	12-01-37	1,505,000	1,510,014
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,164,349
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,148,264
Massachusetts School Building Authority Series B	5.000	11-15-36	1,820,000	2,096,285
Michigan 2.9%				14,325,983
City of Detroit, GO	5.000	04-01-24	300,000	318,181
City of Detroit, GO	5.000	04-01-26	660,000	731,073
Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,641,630
Detroit Downtown Development Authority Catalyst Development Project, Series A (A)	5.000	07-01-43	1,000,000	1,072,565
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,545,447
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	607,135
Michigan Finance Authority Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,181,672
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	205,000	222,318
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	540,000	571,272
Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	268,914
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	1,500,000	1,561,318
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,604,458
Minnesota 0.5%				2,475,387
Minnesota Housing Finance Agency Series A	2.950	02-01-46	1,017,164	1,027,276
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,448,111
Mississippi 0.7%				3,626,522
Mississippi Business Finance Corp. System Energy Resources, Inc., Project	2.375	06-01-44	1,595,000	1,355,661
Mississippi Development Bank Magnolia Regional Health Center Project (B)	4.000	10-01-41	1,000,000	1,080,795
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,190,066
Nevada 0.2%				1,154,193
City of Henderson Series A1, GO	4.000	06-01-36	1,000,000	1,154,193
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
New Jersey 4.1%				$20,016,959
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,675,381
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	2,228,005
New Jersey Economic Development Authority Revenue Refunding Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	1,883,982
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,119,881
New Jersey Economic Development Authority The Geothals Bridge Replacement P3 Project, AMT	5.375	01-01-43	1,500,000	1,597,055
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,513,608
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.250	06-15-43	1,000,000	1,157,782
New Jersey Transportation Trust Fund Authority Transportation System, Series A (C)	4.000	06-15-40	1,000,000	1,089,851
New Jersey Transportation Trust Fund Authority Transportation System, Series A (C)	4.000	06-15-41	1,000,000	1,086,315
New Jersey Transportation Trust Fund Authority Transportation System, Series C (A)(D)	2.616	12-15-31	750,000	580,279
State of New Jersey Covid-19 Emergency, Series A, GO	4.000	06-01-32	1,000,000	1,163,402
State of New Jersey Covid-19 Emergency, Series A, GO	5.000	06-01-26	1,000,000	1,137,116
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,784,302
New Mexico 0.6%				3,099,918
New Mexico Educational Assistance Foundation Education Loan, Series A1, AMT	3.875	04-01-34	3,000,000	3,099,918
New York 10.1%				49,463,004
Chautauqua County Capital Resource Corp. NRG Energy Project	1.300	04-01-42	2,000,000	1,993,314
City of New York Series C, GO	4.000	08-01-36	1,500,000	1,696,732
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	1,065,188
Metropolitan Transportation Authority Green Bond, Series A-2	5.000	11-15-27	1,250,000	1,420,424
Metropolitan Transportation Authority Green Bond, Series C-1 (A)	4.000	11-15-46	2,300,000	2,500,913
Metropolitan Transportation Authority Green Bond, Series C-1	5.000	11-15-23	1,350,000	1,435,620
Metropolitan Transportation Authority New York Refunding, Series D	5.000	11-15-30	500,000	512,894
Metropolitan Transportation Authority Series D-1	5.000	11-15-39	2,250,000	2,414,417
New York City Industrial Development Agency Yankee Stadium Project Pilot (A)	5.000	03-01-28	350,000	414,766
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	5.000	11-01-29	1,000,000	1,234,546
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	350,000	394,089
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	278,760
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	366,661
New York City Transitional Finance Authority Series A-3	4.000	05-01-41	3,000,000	3,328,272
8	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York City Water & Sewer System Second General Resolution Revenue	5.000	06-15-50	3,025,000	$3,681,564
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,001,619
New York Liberty Development Corp. World Trade Center, Class 2-3 (B)	5.150	11-15-34	2,500,000	2,699,251
New York Power Authority Series A	4.000	11-15-45	500,000	557,115
New York State Dormitory Authority Garnet Health Medical Center (B)	5.000	12-01-40	1,000,000	1,103,401
New York State Dormitory Authority Personal Income Tax Revenue, Series A	4.000	03-15-37	1,000,000	1,132,108
New York State Dormitory Authority Teachers College (C)	4.000	07-01-46	750,000	830,452
New York State Environmental Facilities Corp. Series A	4.000	06-15-46	1,225,000	1,316,449
New York Transportation Development Corp. American Airlines, Inc., AMT	2.250	08-01-26	500,000	498,327
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	2,000,000	2,114,158
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,666,868
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	494,262
New York Transportation Development Corp. Special Facility Revenue, AMT	4.000	12-01-42	600,000	632,608
New York Transportation Development Corp. Special Facility Revenue, AMT	5.000	12-01-24	1,000,000	1,079,025
New York Transportation Development Corp. Special Facility Revenue, AMT	5.000	12-01-25	1,000,000	1,094,011
Niagara Area Development Corp. Covanta Project, Series A, AMT (B)	4.750	11-01-42	1,500,000	1,525,668
Port Authority of New York & New Jersey Consolidated Bonds, Series 198	5.250	11-15-56	3,000,000	3,450,040
Port Authority of New York & New Jersey Consolidated Bonds, Series 222	4.000	07-15-38	1,000,000	1,125,199
Triborough Bridge & Tunnel Authority New York Payroll Mobility, Series A-1	4.000	05-15-46	250,000	279,972
Triborough Bridge & Tunnel Authority New York Revenues General MTA Bridges & Tunnels, Series A	4.000	11-15-54	500,000	552,893
Triborough Bridge & Tunnel Authority New York Revenues General MTA Bridges & Tunnels, Series A	5.000	11-15-49	500,000	604,500
Westchester County Local Development Corp. Purchase Senior Learning Community Inc., Project, Series B	3.600	07-01-29	2,000,000	1,966,918
Ohio 4.2%				20,381,883
American Municipal Power, Inc. Prairie State Energy Campus Project, Series A	4.000	02-15-35	890,000	1,009,900
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	2,000,000	2,100,282
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	1,000,000	1,117,795
County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,057,703
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,576,137
Lancaster Port Authority Series A	5.000	08-01-49	1,000,000	1,093,346
Miami University Series A (C)	5.000	09-01-34	1,000,000	1,240,260
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Ohio Air Quality Development Authority American Electric Power Company	1.900	05-01-26	2,000,000	$2,010,538
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,517,726
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (B)	4.250	01-15-38	1,000,000	1,093,816
Ohio Turnpike & Infrastructure Commission Revenue Refunding Junior Lien Infrastructure (C)	5.000	02-15-39	1,000,000	1,231,882
State of Ohio Portsmouth Bypass Project, AMT (A)	5.000	12-31-35	750,000	817,404
State of Ohio Portsmouth Bypass Project, AMT	5.000	06-30-53	1,410,000	1,515,094
Oklahoma 2.0%				9,531,378
McClain County Economic Development Authority Washington Public Shools Project	4.000	09-01-36	2,000,000	2,289,513
Oklahoma Development Finance Authority Gilcrease Expressway West Project-P3, AMT	1.625	07-06-23	2,500,000	2,502,165
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-43	2,150,000	2,543,638
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-37	1,000,000	1,102,859
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-45	1,000,000	1,093,203
Oregon 1.1%				5,614,663
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	840,000	924,846
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-37	635,000	695,794
Port of Portland Airport Revenue Portland International Airport, AMT	5.000	07-01-49	1,000,000	1,162,677
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,831,346
Pennsylvania 4.0%				19,373,123
Allegheny County Airport Authority Series A, AMT	4.000	01-01-56	2,000,000	2,140,990
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A (C)	5.000	03-01-33	610,000	733,604
Allegheny County Sanitary Authority Series A	5.000	06-01-26	500,000	571,210
Berks County Industrial Development Authority Tower Health Project	5.000	11-01-47	1,390,000	1,464,933
Chester County Industrial Development Authority Longwood Gardens, Inc., Project	4.000	12-01-46	1,250,000	1,418,149
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,141,383
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,361,227
Montgomery County Higher Education & Health Authority Thomas Jefferson University, Series B	4.000	05-01-35	600,000	684,909
Pennsylvania Economic Development Financing Authority PPL Electric Utilities Corp.	0.400	10-01-23	1,000,000	979,844
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series A	5.000	12-01-44	1,000,000	1,194,037
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,770,669
Philadelphia Gas Works Company 1998 General Ordinance	5.000	08-01-47	2,500,000	2,828,070
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (A)(C)	5.000	02-01-28	1,375,000	1,607,453
10	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (A)(C)	5.000	02-01-29	400,000	$476,645
Puerto Rico 2.9%				14,406,645
Puerto Rico Public Buildings Authority Government Facilities, Series S-PSA (E)	6.000	07-01-41	2,500,000	2,790,625
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	2.662	07-01-31	2,843,000	2,216,754
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	2,156,878
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	4.675	07-01-46	985,000	318,757
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,324,000	1,460,961
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	3,000,000	3,277,602
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	2,000,000	2,185,068
Rhode Island 0.5%				2,443,369
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,443,369
South Carolina 0.4%				2,098,450
South Carolina Jobs-Economic Development Authority Green Bond Last Step Recycling Project, Series A, AMT (B)	6.250	06-01-40	1,000,000	968,202
South Carolina Public Service Authority Series A	4.000	12-01-37	1,000,000	1,130,248
Tennessee 0.9%				4,444,709
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	2,050,000	2,278,767
Tennergy Corp. Series A	5.000	02-01-50	2,000,000	2,165,942
Texas 10.0%				48,741,872
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	560,199
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	560,199
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,156,890
City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,139,753
City of Dallas Waterworks & Sewer System Revenue Series C	4.000	10-01-49	1,000,000	1,142,374
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series C, AMT	5.000	07-15-28	4,400,000	4,968,993
City of Houston Airport System Revenue United Airlines, Inc., AMT	4.750	07-01-24	1,315,000	1,367,751
City of San Antonio Electric & Gas Systems Revenue	5.000	02-01-48	5,000,000	5,188,678
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-47	1,000,000	1,143,346
County of Collin, GO	3.000	02-15-38	1,000,000	1,049,594
County of Collin, GO	3.000	02-15-39	1,000,000	1,047,697
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,312,207
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,244,170
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Gulf Coast Authority Series B (C)	5.000	10-01-32	450,000	$555,433
Gulf Coast Authority Series B (C)	5.000	10-01-33	520,000	649,686
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	600,000	600,547
Harris County Cultural Education Facilities Finance Corp. First Mortgage, Brazos Presbyterian Homes, Inc. Project	5.000	01-01-48	1,000,000	1,069,612
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-32	175,000	193,442
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	380,000	419,588
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,135,156
Matagorda County Navigation District No. 1 Center Power and Light Company, AMT	0.900	05-01-30	500,000	496,094
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,890,000	1,984,875
North Texas Tollway Authority Revenue Refunding System, Series A	4.000	01-01-44	2,525,000	2,812,468
Spring Independent School District School Building, GO	5.000	08-15-42	1,500,000	1,696,563
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-29	500,000	593,463
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-32	300,000	370,612
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	2,000,000	2,282,482
Utah 2.0%				9,911,147
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,253,364
County of Utah IHC Health Services, Inc., Series A	4.000	05-15-43	1,000,000	1,123,087
County of Utah IHC Health Services, Inc., Series B	5.000	05-15-60	600,000	689,270
Utah Charter School Finance Authority Legacy Preparatory Academy Project (C)	4.000	04-15-42	1,250,000	1,370,649
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-29	600,000	672,357
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-31	460,000	512,620
Utah Infrastructure Agency Telecommunications & Franchise Tax Revenue	4.000	10-15-44	500,000	557,544
Utah Infrastructure Agency Telecommunications & Franchise Tax Revenue	4.000	10-15-48	500,000	554,701
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,177,555
Virgin Islands 0.1%				501,270
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	501,270
Virginia 1.8%				8,599,332
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,838,598
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,137,645
Virginia College Building Authority Educational Facilities Revenue 21st Century College and Equipment Program, Series A	3.000	02-01-41	2,000,000	2,045,285
12	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Virginia (continued)
Virginia Small Business Financing Authority 95 Express Revenue Refunding, AMT	4.000	01-01-40	500,000	$548,894
Virginia Small Business Financing Authority Elizabeth River, AMT (C)	4.000	01-01-40	250,000	268,992
Virginia Small Business Financing Authority LifeSpire of Virginia, Inc.	4.000	12-01-51	1,000,000	1,047,469
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-52	1,500,000	1,712,449
Washington 2.5%				12,132,022
City of Bellevue Forward Delivery, GO (C)	4.000	12-01-40	1,250,000	1,453,256
City of Bellevue Forward Delivery, GO (C)	4.000	12-01-42	1,450,000	1,677,791
City of Bellevue Forward Delivery, GO (C)	4.000	12-01-43	1,000,000	1,153,129
City of Seattle Series A, GO	4.000	12-01-38	885,000	1,037,519
Energy Northwest Columbia Generating Station	4.000	07-01-39	1,000,000	1,146,209
Lakewood Water District Series B	3.125	12-01-48	2,420,000	2,476,694
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	2,156,392
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	989,407	1,031,032
West Virginia 0.5%				2,198,203
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-47	2,000,000	2,198,203
Wisconsin 1.9%				9,242,531
Milwaukee Metropolitan Sewerage District Green Bond, Series A, GO	3.000	10-01-35	1,500,000	1,596,746
Public Finance Authority Mary’s Woods at Marylhurst (B)	5.250	05-15-47	1,015,000	1,074,707
Public Finance Authority Rose Villa Project, Series A (B)	5.000	11-15-24	600,000	621,640
Public Finance Authority Rose Villa Project, Series A (B)	5.750	11-15-44	1,000,000	1,052,205
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	3,081,306
Public Finance Authority Wisconsin Revenue Viticus Group Project, Series A (B)	4.000	12-01-41	500,000	488,622
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	300,000	335,450
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc. (C)	4.000	09-15-41	500,000	499,987

Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc. (C)	4.000	09-15-45	500,000	491,868
Corporate bonds 0.5%				$2,550,325
(Cost $2,773,747)
Health care 0.3%				1,675,000
Health care providers and services 0.3%
Tower Health	4.451	02-01-50	2,000,000	1,675,000
Industrials 0.2%				875,325
Construction and engineering 0.2%
LBJ Infrastructure Group LLC(B)	3.797	12-31-57	1,000,000	875,325

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	13

	Yield (%)	Shares	Value
Short-term investments 2.9%			$14,349,716
(Cost $14,350,222)
Short-term funds 2.9%
John Hancock Collateral Trust (F)	0.0896(G)	1,434,756	14,349,716
Total investments (Cost $504,862,103) 107.0%			$523,470,068
Other assets and liabilities, net (7.0%)			(34,471,105)
Total net assets 100.0%			$488,998,963

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 2-28-22.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	5.0
Build America Mutual Assurance Company	1.3
National Public Finance Guarantee Corp.	1.1
Ambac Financial Group, Inc.	0.4
Assured Guaranty Corp.	0.4
California Mortgage Insurance	0.3
TOTAL	8.5
The fund had the following sector composition as a percentage of total investments on 2-28-22:
Corporate bonds	0.5%
General obligation bonds	9.5%
Revenue bonds	87.3%
Other revenue	18.2%
Health care	17.9%
Transportation	11.4%
Development	9.7%
Airport	7.9%
Utilities	6.4%
Education	6.1%
Water and sewer	3.9%
Tobacco	2.6%
Facilities	1.4%
Housing	1.1%
Pollution	0.7%
Short-term investments	2.7%
TOTAL	100.0%
14	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	450	Short	Jun 2022	$(56,881,993)	$(57,346,875)	$(464,882)
						$(464,882)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	15

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$506,570,027	—	$506,570,027	—
Corporate bonds	2,550,325	—	2,550,325	—
Short-term investments	14,349,716	$14,349,716	—	—
Total investments in securities	$523,470,068	$14,349,716	$509,120,352	—
Derivatives:
Liabilities
Futures	$(464,882)	$(464,882)	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,434,756	$8,078,966	$87,350,293	$(81,072,913)	$(5,957)	$(673)	$3,790	—	$14,349,716
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
16	|